Equity Method Investment in Joint Venture - Schedule of Summarized Financial Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total assets			$ 131,009	$ 133,819
Total liabilities			47,226	36,188
Operating expenses			60,013	44,277
Net loss	$ 0	$ 0	(18,302)	(23,337)
Optera Therapeutics Corp
Schedule of Equity Method Investments [Line Items]
Total assets			18	430
Total liabilities			18	1,269
Operating expenses			935	733
Net loss			$ 843	$ 734